Dividend Performers ETF
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 116.8%
Banks - 2.2%
1st Source Corp.	6,191	$328,680

Building Materials - 2.3%
Apogee Enterprises, Inc.	7,524	334,517

Chemicals - 2.3%
The Sherwin-Williams Co. (a)	1,423	337,721

Commercial Services - 7.0%
ABM Industries, Inc. (a)	7,787	345,899
Automatic Data Processing, Inc.	1,371	327,477
Cintas Corp. (a)	781	352,715
		1,026,091
Computers - 2.2%
Accenture PLC - Class A (a)(b)	1,230	328,213

Distribution & Wholesale - 4.5%
Fastenal Co. (a)	6,856	324,426
WW Grainger, Inc. (a)	598	332,638
		657,064
Diversified Financial Services - 6.9%
Cohen & Steers, Inc. (a)	5,402	348,753
Discover Financial Services	3,300	322,839
SEI Investments Co.	5,815	339,015
		1,010,607
Electrical Components & Equipment - 2.4%
Emerson Electric Co. (a)	3,727	358,016

Electronics - 6.9%
Amphenol Corp. - Class A	4,476	340,803
Badger Meter, Inc.	3,056	333,196
Hubbell, Inc. (a)	1,420	333,246
		1,007,245
Food - 2.2%
The Kroger Co.	7,336	327,039

Hand & Machine Tools - 4.7%
Lincoln Electric Holdings, Inc. (a)	2,411	348,365
Snap-on, Inc. (a)	1,502	343,192
		691,557
Healthcare - Products - 5.0%
Abbott Laboratories (a)	3,382	371,310
Stryker Corp.	1,496	365,757
		737,067
Healthcare - Services - 9.4%
Chemed Corp.	688	351,176
Elevance Health, Inc.	686	351,897
Humana, Inc.	652	333,948
UnitedHealth Group, Inc. (a)	660	349,919
		1,386,940
Household Products & Wares - 2.3%
Avery Dennison Corp. (a)	1,861	336,841

Insurance - 4.8%
Globe Life, Inc.	2,999	361,529
Marsh & McLennan Cos., Inc.	2,077	343,702
		705,231
Machinery - Diversified - 7.1%
Applied Industrial Technologies, Inc. (a)	2,742	345,574
Dover Corp. (a)	2,548	345,025
Rockwell Automation, Inc.	1,373	353,644
		1,044,243
Miscellaneous Manufacturing - 9.0%
3M Co. (a)	2,777	333,018
Donaldson Co., Inc. (a)	5,897	347,156
Eaton Corp PLC (a)(b)	2,172	340,895
Hillenbrand, Inc.	6,984	298,007
		1,319,076
Pharmaceuticals - 7.2%
AmerisourceBergen Corp. (a)	2,106	348,985
Johnson & Johnson (a)	2,002	353,653
McKesson Corp. (a)	928	348,111
		1,050,749
Retail - 9.2%
Genuine Parts Co. (a)	1,942	336,956
Lowe's Cos., Inc.	1,694	337,513
Target Corp. (a)	2,181	325,056
The Home Depot, Inc.	1,108	349,973
		1,349,498
Semiconductors - 4.9%
Broadcom, Inc. (a)	682	381,327
Microchip Technology, Inc. (a)	4,713	331,088
		712,415
Software - 7.1%
Microsoft Corp.	1,455	348,938
Paychex, Inc. (a)	2,933	338,937
Roper Technologies, Inc.	817	353,018
		1,040,893
Telecommunications - 4.8%
Cisco Systems, Inc.	7,384	351,774
Motorola Solutions, Inc.	1,344	346,362
		698,136
Transportation - 2.4%
United Parcel Service, Inc. - Class B	2,010	349,418
TOTAL COMMON STOCKS (Cost $16,269,816)		17,137,257

MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 4.08% (d)	106,519	106,519
TOTAL MONEY MARKET FUNDS (Cost $106,519)		106,519

	Number of
	Contracts (c)		Notional Value
PURCHASED OPTIONS - 0.8%
PURCHASED PUT OPTIONS - 0.8%
CBOE Mini S&P 500 Index
Expiration: January 2023, Exercise Price: $360 (e)	129	22,640	$4,644,000
Expiration: February 2023, Exercise Price: $350 (e)	166	40,006	5,810,000
Expiration: February 2023, Exercise Price: $360 (e)	225	59,625	8,100,000
TOTAL PURCHASED OPTIONS (Cost $158,427)		122,271

TOTAL INVESTMENTS (Cost $16,534,762) - 118.3%		17,366,047
Other Assets and Liabilities, net - (18.3)%		(2,690,270)
NET ASSETS - 100.0%		$14,675,777

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
PLC Public Limited Company
(a) A portion or all of the security has been segregated or earmarked as collateral for written options. As of December 31, 2022, the value of these securities amounts to $7,546,073 or 51.4% of net assets.

(b) Foreign issued security.
(c) Each contract has a multiplier of 100.
(d) The rate shown is the seven-day yield at period end.
(e) Held in connection with a written option, see Schedule of Written Options for more detail.

Dividend Performers ETF
Schedule of Written Options
December 31, 2022 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (18.8)%
WRITTEN PUT OPTIONS - (18.8)%
CBOE Mini S&P 500 Index
Expiration: January 2023, Exercise Price: $440	129	$702,921	$5,676,000
Expiration: February 2023, Exercise Price: $435	166	816,139	7,221,000
Expiration: February 2023, Exercise Price: $440	225	1,220,288	9,900,000
TOTAL WRITTEN OPTIONS (Premiums Received $2,737,197)		$2,739,348

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$17,137,257	$-	$-	$17,137,257
Money Market Funds	106,519	-	-	106,519
Purchased Options	-	122,271	-	122,271
Total Investments - Assets	$17,243,776	$122,271	$-	$17,366,047

Other Financial Instruments - Liabilities:
Written Put Options	$-	$2,739,348	$-	$2,739,348
* See the Schedule of Investments for industry classifications.